Expense Example (Smaller Company Growth Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Smaller Company Growth Trust
Expense Example:
Year 1	$ 106
Year 3	344
Year 5	614
Year 10	1,386
Series II, Smaller Company Growth Trust
Expense Example:
Year 1	126
Year 3	406
Year 5	721
Year 10	1,613
Series NAV, Smaller Company Growth Trust
Expense Example:
Year 1	101
Year 3	328
Year 5	587
Year 10	$ 1,329